UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number  811-08637

The Pacific Corporate Group Private Equity Fund

(Exact name of registrant as specified in charter)

1015 Ocean Boulevard, Coronado, California

92118

PO Box 181978, Coronado, California

92178

(Address of principal executive offices)

(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant's telephone number, including area code:  (619) 522-9950

Date of fiscal year end:     March 31, 2014

Date of reporting period:  July 1, 2012 – June 30, 2013

Item 1.

Proxy Voting Record

During  the  twelve  month  period  ended  June  30,  2013,  no  companies  in  which  the  registrant  held  voting  securities solicited the registrant’s vote on any matter.

SIGNATURES

Pursuant  to  the  requirements  of  the  Investment  Company  Act  of  1940,  the  registrant  has  duly  caused  this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Pacific Corporate Group Private Equity Fund

By:/s/  Christopher J. Bower

Christopher J. Bower

President/Principal Executive Officer

Date: August 28, 2013